Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The table set forth below provides information regarding our performance and the “compensation actually paid” to our CEO (referred in the table below as the PEO, or principal executive officer) and our other NEOs for each year, as calculated in accordance with SEC disclosure rules. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For discussion of how the Compensation Committee seeks to align pay and performance when making compensation decisions, please review our “Compensation Discussion and Analysis,” beginning on page 41.
Year	Summary Compensation Table Total for PEO(1)		Compensation Actually Paid to PEO(2)(3)		Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(2)(3) ($)	Value of Initial $100 Investment Based on:(4)		Net Income (millions) ($)	Adjusted Corporate EBITDA(5) (millions) ($)
	PEO-1 ($)	PEO-2 ($)	PEO-1 ($)	PEO-2 ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2024	35,180,882	547,306	14,380,668	(45,583,327)	5,783,473	2,229,659	11	121	(2,862)	(1,541)
2023	2,900,417	—	(41,754,186)	—	4,118,654	3,728,824	32	103	616	561
2022	182,136,137	886,581	132,128,569	(809,312)	3,609,798	1,477,433	47	79	2,059	2,305
2021	14,216,577	12,653,169	13,614,741	11,923,378	5,327,918	4,998,545	77	91	365	2,130
2020	2,580,049	5,675,222	749,676	(6,831,215)	1,693,188	(155,528)	N/A	N/A	(1,723)	(995)

(1)
For 2024, PEO-1 is Mr. West, and PEO-2 is Mr. Scherr; non-PEO NEOs are Mr. Haralson, Mr. Dube, Ms. Martin, Mr. Leef, Ms. Brooks, and Mr. Keppy. For 2023, PEO-1 is Mr. Scherr, and there is no PEO-2; non-PEO NEOs are Ms. Brooks, Ms. Colleen Batcheler, Mr. Keppy, Mr. Leef, Mr. Kenny Cheung, and Mr. Paul Stone. For 2022, PEO-1 is Mr. Scherr and PEO-2 is Mr. Mark Fields; non-PEO NEOs are Mr. Cheung, Ms. Batcheler, Mr. Leef, Mr. Stone, Ms. Angela Brav, and Mr. M. David Galainena. For 2021, PEO-1 is Mr. Mark Fields, and PEO-2 is Mr. Stone; non-PEO NEOs are Mr. Cheung, Mr. Darren Arrington, Ms. Brav, and Mr. Galainena. For 2020, PEO-1 is Paul Stone, and PEO-2 is Ms. Kathryn Marinello; non-PEO NEOs are Mr. Cheung, Ms. Brav, Mr. Galainena, Ms. Opal Perry, Mr. Jamere Jackson, and Mr. Richard Eric Esper.

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments, as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2024, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021, and 2022 and was provided in our 2024 proxy statement for 2023, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or of the relationships disclosures provided below.

Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid ($)
PEO-1
2024	35,180,882	(32,322,862)	11,522,648	14,380,668
PEO-2
2024	547,306	—	(46,130,633)	(45,583,327)
Average Non-PEO NEOs
2024	5,783,473	(4,204,396)	650,582	2,229,659

(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” columns in the Summary Compensation Table for 2024.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Unvested Equity Awards Granted Prior to Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2024	11,522,648	—	—	—	—	11,522,648
PEO-2
2024	—	—	—	—	(46,130,633)	(46,130,633)
Average Non-PEO NEOs
2024	2,711,415	(27,929)	30,760	(1,057,683)	(1,005,981)	650,582

(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (the “Peer Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on the Nasdaq following our Emergence and re-listing on the Nasdaq), through the end of the listed year in the Company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A: Non-GAAP Measures to this Proxy Statement.

Company Selected Measure Name			Adjusted Corporate EBITDA
Named Executive Officers, Footnote
(1)
For 2024, PEO-1 is Mr. West, and PEO-2 is Mr. Scherr; non-PEO NEOs are Mr. Haralson, Mr. Dube, Ms. Martin, Mr. Leef, Ms. Brooks, and Mr. Keppy. For 2023, PEO-1 is Mr. Scherr, and there is no PEO-2; non-PEO NEOs are Ms. Brooks, Ms. Colleen Batcheler, Mr. Keppy, Mr. Leef, Mr. Kenny Cheung, and Mr. Paul Stone. For 2022, PEO-1 is Mr. Scherr and PEO-2 is Mr. Mark Fields; non-PEO NEOs are Mr. Cheung, Ms. Batcheler, Mr. Leef, Mr. Stone, Ms. Angela Brav, and Mr. M. David Galainena. For 2021, PEO-1 is Mr. Mark Fields, and PEO-2 is Mr. Stone; non-PEO NEOs are Mr. Cheung, Mr. Darren Arrington, Ms. Brav, and Mr. Galainena. For 2020, PEO-1 is Paul Stone, and PEO-2 is Ms. Kathryn Marinello; non-PEO NEOs are Mr. Cheung, Ms. Brav, Mr. Galainena, Ms. Opal Perry, Mr. Jamere Jackson, and Mr. Richard Eric Esper.

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Morningstar Rental & Leasing Services Industry Group (the “Peer Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2024 Annual Report. The comparison assumes $100 was invested for the period starting November 9, 2021 (the first day of trading on the Nasdaq following our Emergence and re-listing on the Nasdaq), through the end of the listed year in the Company and Peer Index, respectively. Historical stock price performance is not necessarily indicative of future stock price performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2024, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021, and 2022 and was provided in our 2024 proxy statement for 2023, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or of the relationships disclosures provided below.
Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid ($)
PEO-1
2024	35,180,882	(32,322,862)	11,522,648	14,380,668
PEO-2
2024	547,306	—	(46,130,633)	(45,583,327)
Average Non-PEO NEOs
2024	5,783,473	(4,204,396)	650,582	2,229,659
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” columns in the Summary Compensation Table for 2024.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Unvested Equity Awards Granted Prior to Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2024	11,522,648	—	—	—	—	11,522,648
PEO-2
2024	—	—	—	—	(46,130,633)	(46,130,633)
Average Non-PEO NEOs
2024	2,711,415	(27,929)	30,760	(1,057,683)	(1,005,981)	650,582

Non-PEO NEO Average Total Compensation Amount			$ 5,783,473	$ 4,118,654	$ 3,609,798	$ 5,327,918	$ 1,693,188
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,229,659	3,728,824	1,477,433	4,998,545	(155,528)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs (including, for 2024, as set forth below). Amounts in the Deductions from Summary Compensation Table Total column are the total from the Stock Awards column set forth in the Summary Compensation Table. While similar adjustment information was provided in our 2023 proxy statement for years 2020, 2021, and 2022 and was provided in our 2024 proxy statement for 2023, under applicable SEC guidance, repeating such adjustment information is not required in this Proxy Statement because it is not material to our stockholders’ understanding of the information reported in the table above for 2024 or of the relationships disclosures provided below.
Year	Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total(a) ($)	Additions to Summary Compensation Table Total(b) ($)	Compensation Actually Paid ($)
PEO-1
2024	35,180,882	(32,322,862)	11,522,648	14,380,668
PEO-2
2024	547,306	—	(46,130,633)	(45,583,327)
Average Non-PEO NEOs
2024	5,783,473	(4,204,396)	650,582	2,229,659
(a)
Represents the grant date fair value of equity awards reported in the “Stock Awards” columns in the Summary Compensation Table for 2024.

(b)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid under Item 402(v) of Regulation S-K for each year shown. The amounts deducted or added in calculating the equity values included in Compensation Actually Paid are as follows:

Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Unvested Equity Awards Granted Prior to Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2024	11,522,648	—	—	—	—	11,522,648
PEO-2
2024	—	—	—	—	(46,130,633)	(46,130,633)
Average Non-PEO NEOs
2024	2,711,415	(27,929)	30,760	(1,057,683)	(1,005,981)	650,582

Compensation Actually Paid vs. Total Shareholder Return
Company and Peer Index TSR: The majority of our NEOs’ target compensation for the periods presented was delivered as equity compensation, and for our NEOs who participated in the 2024 LTIP, the PSUs in the program are capped at 100% of target if our TSR is negative during the performance period. As a result, compensation actually paid in connection with the PSUs will be directly related to our TSR. Peer Index TSR has not been a direct component of our compensation program, and therefore, Peer Index TSR has not had a direct relationship with compensation actually paid to our NEOs.

Compensation Actually Paid vs. Net Income
Net Income: We did not use Net Income as a performance measure in our compensation program in the periods presented nor was it directly considered when making compensation decisions for our PEO or other NEOs. As a result, there has not been a direct relationship between Net Income and compensation actually paid to these individuals for the periods presented. However, to the extent our Net Income is correlated with our Adjusted Corporate EBITDA, which is a key measure in our compensation program, there has been a directional relationship.

Compensation Actually Paid vs. Company Selected Measure
Adjusted Corporate EBITDA: We have used Adjusted Corporate EBITDA in our annual and long-term incentive programs during the periods presented, and, as a result, it has had a direct impact on the compensation actually paid to NEOs.

Total Shareholder Return Vs Peer Group
Company and Peer Index TSR: The majority of our NEOs’ target compensation for the periods presented was delivered as equity compensation, and for our NEOs who participated in the 2024 LTIP, the PSUs in the program are capped at 100% of target if our TSR is negative during the performance period. As a result, compensation actually paid in connection with the PSUs will be directly related to our TSR. Peer Index TSR has not been a direct component of our compensation program, and therefore, Peer Index TSR has not had a direct relationship with compensation actually paid to our NEOs.

Tabular List, Table
Below is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO Compensation Actually Paid for 2024 to Company performance. For more information, see “Compensation Discussion & Analysis.” Although we do not, in practice, use any performance measures to link Compensation “Actually Paid” (as calculated herein) to Company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation.
■
Adjusted Corporate EBITDA (Company-selected measure)

■
DOE & SGA Per Transaction Day

■
NPS

■
Total Shareholder Return

■
Volume Weighted-Average Closing Price of Our Common Stock

Total Shareholder Return Amount			$ 11	32	47	77
Peer Group Total Shareholder Return Amount			121	103	79	91
Net Income (Loss)			$ (2,862,000,000)	$ 616,000,000	$ 2,059,000,000	$ 365,000,000	$ (1,723,000,000)
Company Selected Measure Amount			(1,541,000,000)	561,000,000	2,305,000,000	2,130,000,000	(995,000,000)
PEO Name	Mr. Scherr	Mr. West
Equity Awards Adjustments, Footnote
Year	Covered Year End Fair Value of Outstanding Equity Awards Granted in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Outstanding Unvested Equity Awards Granted Prior to Covered Year ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	Change in Fair Value (Prior Year End to Covered Year End) of Equity Awards Granted in Prior Years That Vested in the Covered Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Equity Value Included in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e)	(f) = (a) + (b) + (c) + (d) + (e)
PEO-1
2024	11,522,648	—	—	—	—	11,522,648
PEO-2
2024	—	—	—	—	(46,130,633)	(46,130,633)
Average Non-PEO NEOs
2024	2,711,415	(27,929)	30,760	(1,057,683)	(1,005,981)	650,582

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Corporate EBITDA
Non-GAAP Measure Description
(5)
We determined Adjusted Corporate EBITDA (a non-GAAP financial metric) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for 2024 because this is a key primary financial performance metric in our annual incentive program and long-term incentive program. We may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Corporate EBITDA is defined in Annex A: Non-GAAP Measures to this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name			DOE & SGA Per Transaction Day
Measure:: 3
Pay vs Performance Disclosure
Name			NPS
Measure:: 4
Pay vs Performance Disclosure
Name			Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			Volume Weighted-Average Closing Price of Our Common Stock
Wayne Gil West [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 35,180,882	$ 2,900,417	$ 182,136,137
PEO Actually Paid Compensation Amount			14,380,668	(41,754,186)
Stephen Scherr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			547,306		886,581	$ 12,653,169	$ 5,675,222
PEO Actually Paid Compensation Amount			(45,583,327)		132,128,569
Mark Fields [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						14,216,577
PEO Actually Paid Compensation Amount					$ (809,312)	13,614,741
Paul Stone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							2,580,049
PEO Actually Paid Compensation Amount						$ 11,923,378	749,676
Kathryn Marinello [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount							$ (6,831,215)
PEO | Wayne Gil West [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,322,862)
PEO | Wayne Gil West [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,522,648
PEO | Wayne Gil West [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,522,648
PEO | Wayne Gil West [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wayne Gil West [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wayne Gil West [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Wayne Gil West [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,130,633)
PEO | Stephen Scherr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stephen Scherr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(46,130,633)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,204,396)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			650,582
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,711,415
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(27,929)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,760
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,057,683)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,005,981)